Document And Entity Information (USD $)	3 Months Ended
	Jun. 27, 2012	Apr. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EAST COAST DIVERSIFIED CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		558,263,567
Entity Public Float			$ 1,437,200
Amendment Flag	false
Entity Central Index Key	0001256540
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 27, 2012
Document Fiscal Year Focus	2012